Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data
Summarized quarterly financial data are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Millions, except per-share amounts)
2015
Revenues	$420	$154	$407	$385
Operating costs and expenses	$300	$251	$300	$294

Income (loss) from continuing operations	$52	$23	$(70)	$(9)
Income (loss) from discontinued operations	16	(53)	(160)	(1,525)
Net income (loss)	$68	$(30)	$(230)	$(1,534)
Amounts attributable to WPX Energy, Inc. common stockholders:
Income (loss) from continuing operations	$52	$23	$(74)	$(14)
Income (loss) from discontinued operations	15	(53)	(160)	(1,525)
Net income (loss)	$67	$(30)	$(234)	$(1,539)
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$0.26	$0.11	$(0.29)	$(0.06)
Income (loss) from discontinued operations	0.07	(0.25)	(0.64)	(5.53)
Net income (loss)	$0.33	$(0.14)	$(0.93)	$(5.59)
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$0.25	$0.11	$(0.29)	$(0.06)
Income (loss) from discontinued operations	0.07	(0.25)	(0.64)	(5.53)
Net income (loss)	$0.32	$(0.14)	$(0.93)	$(5.59)
2014
Revenues	$602	$465	$538	$918
Operating costs and expenses	$545	$439	$362	$399

Income (loss) from continuing operations	$(28)	$(37)	$52	$269
Income (loss) from discontinued operations	47	(96)	14	(50)
Net income (loss)	$19	$(133)	$66	$219
Amounts attributable to WPX Energy, Inc. common stockholders:
Income (loss) from continuing operations	$(28)	$(37)	$52	$269
Income (loss) from discontinued operations	46	(98)	10	(50)
Net income (loss)	$18	$(135)	$62	$219
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$(0.14)	$(0.18)	$0.26	$1.32
Income (loss) from discontinued operations	0.23	(0.48)	0.04	(0.24)
Net income (loss)	$0.09	$(0.66)	$0.30	$1.08
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$(0.14)	$(0.18)	$0.26	$1.30
Income (loss) from discontinued operations	0.23	(0.48)	0.04	(0.24)
Net income (loss)	$0.09	$(0.66)	$0.30	$1.06